UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Floating Rate Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class A – DFLAX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$106	1.02%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 7.53%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	4.82%	6.09%	4.23%
without Sales Charge	7.53%	6.63%	4.49%
Bloomberg U.S. Universal Index (broad-based index)	3.72%	-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%	6.88%	5.30%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Technology
16.6%
Consumer, Non-cyclical
16.0%
Industrial
13.8%
Consumer, Cyclical
12.3%
Financial
12.2%
Communications
10.8%
Investment Companies
10.1%
Utilities
4.1%
Basic Materials
3.7%
Energy
1.9%
Asset Backed Securities
1.6%
Net Other Assets and Liabilities
-3.1%

Allocation of Holdings (Based on Net Assets)

Floating Rate Loan Interests
84.6%
Investment Companies
10.1%
Corporate Bonds and Notes
5.2%
Collateralized Loan Obligations
1.6%
Fixed Rate Loan Interests
1.5%
Convertible Corporate Bonds and Notes
0.1%
Unfunded Floating Rate Loan Interests Commitments
0.0%*
Forward Foreign Currency Exchange Contracts
-0.0%*
Net Other Assets and Liabilities
-3.1%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6240AR0825

BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class C – DFLCX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$183	1.77%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 6.67%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.67%	*	5.82%	3.71%
without Deferred Sales Charge	6.67%		5.82%	3.71%
Bloomberg U.S. Universal Index (broad-based index)	3.72%		-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%		6.88%	5.30%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6241AR0825

BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – DFLIX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$80	0.77%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 7.87%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	7.87%	6.90%	4.77%
Bloomberg U.S. Universal Index (broad-based index)	3.72%	-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%	6.88%	5.30%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6242AR0825

BNY Mellon Floating Rate Income Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – DFLYX
This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$76	0.73%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 7.88%.
  In comparison, the Credit Suisse Leveraged Loan Index returned 7.11% for the same period.
What affected the Fund’s performance?
  Floating rate loans benefited from strong market technicals as demand from collateralized loan obligations (“CLOs”) and retail investors outpaced net new issuance.
  Strong credit selection, especially within chemicals, food/beverage and health care, was the largest positive contributor to the Fund’s relative performance.
  Performance also benefited from allocations to high yield bonds and CLOs.
  The Fund’s cash holdings, held for liquidity, were the largest detractor from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	7.88%	6.95%	4.81%
Bloomberg U.S. Universal Index (broad-based index)	3.72%	-0.17%	2.19%
Credit Suisse Leveraged Loan Index	7.11%	6.88%	5.30%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$806	315	$5,556,327	133.40%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0332AR0825

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $61,800 in 2024 and $63,000 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2024 and $6,200 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $5,102,266 in 2024 and $5,175,452 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2024 and $0 in 2025. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2024 and $0 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Floating Rate Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Class	Ticker
A	DFLAX
C	DFLCX
I	DFLIX
Y	DFLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Floating Rate Income Fund
SCHEDULE OF INVESTMENTS
August 31, 2025

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 6.8%
Advertising — .3%
Dotdash Meredith, Inc., Sr. Scd. Bonds(b)		7.63	6/15/2032	2,000,000	1,960,854
Aerospace & Defense — .2%
Goat Holdco LLC, Sr. Scd. Notes(b)		6.75	2/1/2032	1,864,000	1,897,664
Automobiles & Components — .1%
Qnity Electronics, Inc., Sr. Unscd. Notes(b)		6.25	8/15/2033	440,000	455,388
Banks — .3%
Citigroup, Inc., Jr. Sub. Notes, Ser. X(c)		3.88	2/18/2026	1,500,000	1,484,373
Freedom Mortgage Corp., Sr. Unscd. Notes(b)		6.63	1/15/2027	500,000	501,622
					1,985,995
Building Materials — .4%
Cornerstone Building Brands, Inc., Sr. Scd. Notes(b)		9.50	8/15/2029	2,000,000	1,926,746
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(b),(d)		5.50	2/1/2030	1,500,000	1,478,308
					3,405,054
Chemicals — .2%
Rain Carbon, Inc., Sr. Scd. Notes(b),(d)		12.25	9/1/2029	1,430,000	1,537,050
Collateralized Loan Obligations Debt — 1.6%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)(b),(e)	EUR	8.12	4/20/2032	1,450,000	1,703,272
ASSURANT II Ltd. CLO, Ser. 2018-2A, Cl. E, (3 Month TSFR +5.86%)(b),(e)		10.19	4/20/2031	1,300,000	1,300,300
Diameter Capital 3 Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.25%)(b),(e)		9.57	1/15/2038	1,400,000	1,409,698
Dryden 69 Euro 2018 DAC CLO, Ser. 2019-69X, Cl. ER, (3 Month EURIBOR +6.37%)(e)	EUR	8.39	10/18/2034	1,000,000	1,166,747
Elmwood IV Ltd. CLO, Ser. 2020-1A, Cl. ER, (3 Month TSFR +6.15%)(b),(e)		10.48	4/18/2037	2,100,000	2,111,306
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)(b),(e)		10.22	4/15/2031	800,000	803,857
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)(b),(e)		12.45	10/20/2035	750,000	744,352
St. Pauls CLO, Ser. 11A, Cl. E, (3 Month EURIBOR +6.00%)(b),(e)	EUR	8.04	1/17/2032	1,000,000	1,168,150
Trimaran Cavu Ltd. CLO, Ser. 2019-1A, Cl. ER, (3 Month TSFR +6.00%)(b),(e)		10.33	1/20/2037	2,840,000	2,815,525
					13,223,207
Diversified Financials — .3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes		9.75	1/15/2029	1,000,000	995,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(b)		10.00	11/15/2029	1,000,000	991,134
					1,986,484
Energy — .2%
Venture Global LNG, Inc., Jr. Sub. Notes(b),(c)		9.00	9/30/2029	1,500,000	1,490,508
Food Products — .2%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds(b)	GBP	8.13	5/14/2030	1,500,000	1,951,866
Forest Products & Paper — .1%
Mercer International, Inc., Sr. Unscd. Notes(b)		12.88	10/1/2028	1,000,000	972,744
Health Care — .3%
1261229 BC Ltd., Sr. Scd. Notes(b)		10.00	4/15/2032	2,500,000	2,597,865
Industrial — .2%
GrafTech Finance, Inc., Scd. Notes(b)		4.63	12/23/2029	1,801,000	1,287,715
GrafTech Global Enterprises, Inc., Scd. Notes(b)		9.88	12/23/2029	196,000	167,580
					1,455,295
Information Technology — .1%
Cloud Software Group, Inc., Scd. Notes(b)		9.00	9/30/2029	1,000,000	1,043,510

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 6.8% (continued)
Internet Software & Services — .2%
Arches Buyer, Inc., Sr. Unscd. Notes(b)		6.13	12/1/2028	2,000,000	1,941,354
Materials — .2%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(b)		8.75	4/15/2030	1,500,000	1,546,993
Media — .4%
CSC Holdings LLC, Gtd. Notes(b)		11.75	1/31/2029	1,300,000	1,193,222
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., Sr. Scd. Notes(b)		5.88	8/15/2027	1,682,000	1,674,884
					2,868,106
Metals & Mining — .2%
Samarco Mineracao SA, Sr. Unscd. Notes(b),(f)		9.50	6/30/2031	1,652,435	1,645,548
Real Estate — .4%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp., Gtd. Notes(b)		7.00	7/15/2031	1,500,000	1,578,225
Rithm Capital Corp., Sr. Unscd. Notes(b)		8.00	4/1/2029	1,864,000	1,909,882
					3,488,107
Retailing — .1%
Saks Global Enterprises LLC, Sr. Scd. Notes(b)		11.00	12/15/2029	60,000	14,550
Saks Global Enterprises LLC, Sr. Scd. Notes(b)		11.00	12/15/2029	1,205,000	488,025
SGUS LLC, Sr. Scd. Notes(b)		11.00	12/15/2029	685,454	609,357
					1,111,932
Technology Hardware & Equipment — .3%
Virtusa Corp., Sr. Unscd. Notes(b)		7.13	12/15/2028	2,000,000	1,953,744
Telecommunication Services — .3%
Level 3 Financing, Inc., Gtd. Notes(b)		3.75	7/15/2029	983,000	825,720
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P		7.60	9/15/2039	500,000	440,890
Lumen Technologies, Inc., Sr. Unscd. Notes(b)		5.38	6/15/2029	1,000,000	901,960
					2,168,570
Utilities — .2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(b)	EUR	5.63	2/15/2032	1,550,000	1,890,771
Total Bonds and Notes (cost $53,931,162)					54,578,609
Convertible Bonds and Notes — .1%
Diversified Financials — .1%
Riot Platforms, Inc., Sr. Unscd. Notes(b) (cost $497,619)		0.75	1/15/2030	500,000	602,000

Fixed Rate Loan Interests — 1.5%
Information Technology — .4%
X.Ai Corp., Initial Fixed Rate Term Loan	12.50	6/28/2030	3,530,500	3,537,685
Technology Hardware & Equipment — 1.1%
X Corp., Tranche Term Loan B-3	9.50	10/29/2029	8,937,045	8,799,772
Total Fixed Rate Loan Interests (cost $12,496,040)				12,337,457
Floating Rate Loan Interests — 84.6%
Advertising — .8%
Dotdash Meredith, Inc., Term Loan B-2, (1 Month TSFR +3.50%)(e)	7.85	6/16/2032	2,201,000	2,201,924
Neptune BidCo US, Inc., Term Loan B, (3 Month TSFR +5.10%)(e)	9.43	4/11/2029	4,303,471	4,193,195
				6,395,119
Aerospace & Defense — 1.5%
Kaman Corp., Delayed Draw Term Loan, (3 Month TSFR +2.75%)(e),(g)	7.08	2/26/2032	37,241	37,358

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Aerospace & Defense — 1.5% (continued)
Kaman Corp., Initial Term Loan, (3 Month TSFR +2.75%)(e)		6.95	2/26/2032	4,112,069	4,124,940
Propulsion (BC) Newco Ltd., Amendment No. 7 Replacement Term Loan, (3 Month TSFR +2.75%)(e)		7.04	9/14/2029	2,645,876	2,663,736
Spirit Aerosystems, Inc., Initial Term Loan, (3 Month TSFR +4.50%)(e)		8.81	1/15/2027	2,565,557	2,581,591
TransDigm, Inc., Tranche Term Loan J, (3 Month TSFR +2.50%)(e)		6.80	2/28/2031	2,953,075	2,958,774
					12,366,399
Airlines — .7%
AAdvantage Loyalty LP, Term Loan B, (3 Month TSFR +3.25%)(e)		7.58	5/28/2032	2,992,500	3,012,146
JetBlue Airways Corp., Initial Term Loan, (3 Month TSFR +4.75%)(e)		9.07	8/27/2029	2,561,430	2,429,516
					5,441,662
Automobiles & Components — 1.9%
Burgess Point Purchaser Corp., Initial Term Loan, (3 Month TSFR +5.35%)(e)		9.65	7/25/2029	2,515,000	2,193,948
Clarios Global LP, 2025 Euro Term Loan, (1 Month EURIBOR +3.25%)(e)	EUR	5.12	1/28/2032	2,000,000	2,354,155
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)(e)		9.57	3/30/2027	251,344	240,190
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)(e)		9.57	3/30/2027	6,989,236	6,674,720
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)(e)		6.50	9/5/2029	667,000	658,873
Power Stop LLC, Initial Term Loan, (3 Month TSFR +4.85%)(e)		9.16	1/26/2029	2,001,043	1,685,879
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)(e)		9.43	1/31/2028	2,024,039	1,903,862
					15,711,627
Banks — .3%
Chrysaor BidCo Sarl, Facility USD Term Loan B, (3 Month TSFR +3.00%)(e)		7.33	10/30/2031	2,269,895	2,284,082
Beverage Products — .3%
Primo Brands Corp., 2025 Refinancing Term Loan, (3 Month TSFR +2.25%)(e)		6.55	3/31/2028	2,493,734	2,499,707
Building Materials — 1.6%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month TSFR +3.35%)(e)		7.71	4/12/2028	930,500	885,333
Cornerstone Building Brands, Inc., Term Loan, (1 Month TSFR +5.63%)(e)		9.99	8/1/2028	1,258,195	1,217,310
Emrld Borrower LP, Second Amendment Incremental Term Loan, (1 Month TSFR +2.25%)(e)		6.57	8/4/2031	4,962,500	4,958,828
Quikrete Holdings, Inc., Tranche Term Loan B-3, (1 Month TSFR +2.25%)(e)		6.57	2/10/2032	2,493,750	2,496,094
Tamko Building Products, LLC, 2024 Specified Refinancing Term Loan, (3- 6 Month TSFR +2.75%)(e)		7.06	9/20/2030	3,397,216	3,411,009
					12,968,574
Chemicals — 3.2%
ARC Falcon I, Inc., Initial Term Loan, (1 Month TSFR +3.60%)(e)		7.92	9/29/2028	3,251,587	3,259,521
Bakelite US Holdco, Inc., Initial Term Loan, (3 Month TSFR +3.75%)(e)		8.05	12/23/2031	2,850,423	2,857,107
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, (3 Month TSFR +4.51%)(e)		8.81	8/18/2028	3,264,120	3,056,032
Hexion Holdings Corp., 2024 Refinancing Term Loan, (1 Month TSFR +4.00%)(e)		8.36	3/15/2029	3,659,339	3,658,955
Nouryon Finance BV, 2024 Euro Term Loan, (1 Month EURIBOR +3.50%)(e)	EUR	5.41	4/3/2028	1,879,183	2,210,251
Nouryon Finance BV, 2024 November Dollar Term Loan B-1, (1 Month TSFR +3.25%)(e)		7.60	4/3/2028	1,023,978	1,028,458
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Month EURIBOR +3.75%)(e)	EUR	5.73	6/23/2031	2,000,000	2,360,753
Qnity Electronics, Inc., Term Loan B, (1 Month TSFR +2.00%)(e)		2.04	8/12/2032	3,000,000	2,997,195
USALCO LLC, 2025 Initial Term Loan, (1 Month TSFR +3.50%)(e)		7.82	9/30/2031	2,775,600	2,776,904
WR Grace Holdings LLC, Term Loan B-1, (1 Month TSFR +3.00%)(e)		7.19	8/9/2032	1,618,000	1,620,023
					25,825,199

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Commercial & Professional Services — 7.8%
Aggreko Holdings, Inc., 2025-A Refinancing USD Term Loan, (3 Month TSFR +3.00%)(e)		7.21	5/1/2031	1,236,403	1,242,585
Albion Financing 3 Sarl, 2025-A Refinancing EUR Term Loan, (3 Month EURIBOR +3.00%)(e)	EUR	3.00	5/2/2031	2,000,000	2,348,574
American Auto Auction Group LLC, 2025 Refinancing Term Loan, (1 Month TSFR +4.50%)(e)		8.82	5/28/2032	3,302,743	3,337,488
Astro Acquisition LLC, Initial Term Loan, (1 Month TSFR +3.25%)(e)		3.75	8/16/2032	2,604,000	2,610,510
Avis Budget Car Rental LLC, Term Loan B, (1 Month TSFR +2.50%)(e)		6.82	7/16/2032	3,610,000	3,591,390
Berkeley Research Group LLC, Initial Term Loan, (3 Month TSFR +3.25%)(e)		7.55	5/3/2032	2,736,000	2,751,144
Catawba Nation Gaming Authority, Term Loan B, (3 Month TSFR +4.75%)(e)		9.05	3/29/2032	2,986,000	3,055,051
CHG Healthcare Services, Inc., Amendment No. 7 Refinancing Term Loan, (1- 3 Month TSFR +2.75%)(e)		7.07	9/29/2028	2,915,350	2,922,769
Ensemble RCM LLC, Term Loan B, (3 Month TSFR +3.00%)(e)		7.31	8/1/2029	2,366,697	2,379,879
Fugue Finance LLC, Fourteenth Amendment Dollar Term Loan, (3 Month TSFR +2.75%)(e)		6.95	1/9/2032	2,920,680	2,932,421
Galaxy US Opco, Inc., Initial Term Loan, (3 Month TSFR +5.75%)(e)		10.06	4/30/2029	2,103,401	1,917,849
Holding Socotec, Term Loan, (3 Month TSFR +3.75%)(e)		8.14	6/2/2028	1,636,470	1,650,445
ImageFirst Holdings LLC, Initial Term Loan, (3 Month TSFR +3.25%)(e)		7.57	3/12/2032	2,238,000	2,246,393
Jupiter Buyer, Inc., Term Loan B, (1 Month TSFR +4.75%)(e)		9.05	11/3/2031	2,303,009	2,331,221
Kingpin Intermediate Holdings, Amendment No. 8 Term Loan, (1 Month TSFR +3.50%)(e)		7.82	2/8/2028	2,452,481	2,447,368
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +3.75%)(e)		8.07	6/25/2032	2,968,085	2,988,491
Raven Acquisition Holdings LLC, Initial Term Loan, (1 Month TSFR +3.00%)(e)		7.32	11/20/2031	5,083,925	5,102,990
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.00%)(e)		8.30	10/4/2030	2,784,536	2,806,882
TEI Holdings, Inc., 2024 Term Loan, (3 Month TSFR +4.00%)(e)		8.30	4/9/2031	3,366,000	3,359,689
TMF Sapphire Bidco BV, Euro Term Loan B-5, (3 Month EURIBOR +3.25%)(e)	EUR	5.19	5/3/2028	2,000,000	2,353,090
University Support Services LLC, Initial Term Loan, (1 Month TSFR +3.25%)(e)		7.11	2/12/2029	2,000,000	1,975,750
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.45	1/22/2029	4,957,250	4,335,537
Veritiv Operating Co., Initial Term Loan, (3 Month TSFR +4.00%)(e)		8.30	11/29/2030	2,421,700	2,398,149
					63,085,665
Consumer Discretionary — 3.2%
CE Intermediate I LLC, Term Loan B, (3 Month TSFR +3.15%)(e)		7.38	3/25/2032	2,510,439	2,522,464
Crown Finance US, Inc., Term Loan B, (1 Month TSFR +4.50%)(e)		8.85	12/2/2031	3,734,997	3,736,753
Entain Holdings Gibraltar Ltd., Term Loan B-1, (3 Month TSFR +2.25%)(e)		2.25	7/30/2032	1,000,000	999,825
Entain PLC, Facility Euro Term Loan B-4, (6 Month EURIBOR +3.25%)(e)	EUR	5.29	6/30/2028	2,500,000	2,943,629
Fitness International LLC, Term Loan B, (1 Month TSFR +4.50%)(e)		8.82	2/12/2029	2,337,854	2,357,726
Jack Ohio Finance LLC, 2025 Term Loan, (1 Month TSFR +4.00%)(e)		8.32	1/30/2032	3,801,473	3,789,612
Recess Holdings, Inc., Amendment No. 5 Term Loan, (3 Month TSFR +3.75%)(e)		8.07	2/20/2030	3,546,954	3,571,907
SGH2 LLC, Initial Dollar Term Loan, (4 Month TSFR +4.50%)(e)		8.51	7/19/2032	2,904,000	2,911,347
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, (1 Month TSFR +2.75%)(e)		7.07	8/1/2030	2,809,754	2,817,368
					25,650,631
Consumer Durables & Apparel — 1.1%
Beach Acquisition Bidco, LLC, 2025 (USD) First Lien Term Loan B, (1 Month TSFR +3.25%)(e)		3.25	6/28/2032	1,353,000	1,363,147
Beach Acquisition Bidco, LLC, Euro Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	3.50	6/28/2032	2,000,000	2,346,843
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)(e)		9.42	3/13/2028	3,366,338	3,352,317
S&S Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +8.85%)(e)		13.17	3/12/2029	2,030,000	1,887,900
					8,950,207
Consumer Staples — .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.25%)(e)		7.55	1/20/2032	4,924,634	4,936,428

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Diversified Financials — 5.3%
Apex Group Treasury Ltd., Term Loan B, (3 Month TSFR +3.50%)(e)		7.75	2/27/2032	3,469,383	3,478,056
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +4.00%)(e)		8.32	3/12/2029	4,281,272	4,305,654
FNZ USA FinCo LLC, USD Initial Term Loan, (3 Month TSFR +5.00%)(e)		9.32	11/5/2031	2,734,148	2,229,697
Gryphon Debt Merger Sub, Inc., Term Loan B, (1 Month TSFR +3.00%)(e)		3.00	6/21/2032	2,208,000	2,219,736
Hudson River Trading LLC, Term Loan B-1, (1 Month TSFR +3.00%)(e)		7.37	3/18/2030	3,774,380	3,788,024
IMC Financing LLC, Term Loan, (1 Month TSFR +3.50%)(e)		7.86	6/21/2032	3,109,000	3,143,976
Jump Financial LLC, Term Loan B-1, (1 Month TSFR +3.50%)(e)		7.83	2/26/2032	3,565,839	3,601,497
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Month EURIBOR +3.75%)(e)	EUR	5.74	7/2/2031	1,500,000	1,766,441
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1 Month TSFR +4.00%)(e)		8.32	7/31/2031	964,000	965,205
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan, (1 Month TSFR +3.50%)(e)		7.82	7/31/2031	3,207,482	3,207,145
OID-OL Intermediate I LLC, Initial Second out Term Loan, (3 Month TSFR +4.40%)(e)		8.71	2/1/2029	2,098,514	1,739,144
Osaic Holdings, Inc., Initial Term Loan, (1 Month TSFR +3.00%)(e)		7.32	8/2/2032	3,628,000	3,630,775
Pretzel Parent, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(e)		8.82	10/1/2031	1,918,193	1,922,509
Russell Investments US Institutional Holdco, Inc., 2027 PIK Term Loan, (3 Month TSFR +5.00%)(e),(f)		9.31	5/28/2027	3,243,147	3,122,551
The Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan, (1 Month TSFR +5.25%)(e)		9.57	10/6/2028	2,083,000	2,090,822
The Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.32	4/7/2028	1,494,648	1,498,422
					42,709,654
Energy — 1.7%
Freeport LNG Investments LLP, 2025 Term Loan B, (3 Month TSFR +3.25%)(e)		7.58	12/21/2028	3,521,747	3,528,966
Freeport LNG Investments LLP, Term Loan A, (3 Month TSFR +3.26%)(e)		7.59	11/16/2026	1,024,939	1,025,369
NGL Energy Operating LLC, Term Loan, (1 Month TSFR +3.75%)(e)		8.07	2/3/2031	2,255,450	2,262,780
Traverse Midstream Partners LLC, Term Loan B, (3 Month TSFR +2.50%)(e)		6.81	2/16/2028	3,896,284	3,907,662
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month TSFR +5.01%)(e)		9.31	6/27/2029	2,825,601	2,831,097
					13,555,874
Environmental Control — .8%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month TSFR +3.50%)(e)		7.82	7/31/2031	2,117,612	2,137,465
Madison Iaq LLC, 2025 Incremental Term Loan, (6 Month TSFR +3.25%)(e)		7.45	5/6/2032	2,058,000	2,070,729
WIN Waste Innovations Holdings, Inc., Incremental Term Loan, (1 Month TSFR +3.86%)(e)		8.18	3/27/2028	2,049,862	2,067,163
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1 Month TSFR +2.86%)(e)		7.18	3/27/2028	248,750	249,083
					6,524,440
Food Products — 1.5%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, (1 Month TSFR +2.75%)(e)		7.07	2/12/2031	2,258,213	2,260,505
Froneri Lux FinCo Sarl, Facility Term Loan B-3, (6 Month EURIBOR +2.50%)(e)	EUR	4.58	9/30/2031	3,000,000	3,507,699
Max US BidCo, Inc., Initial Term Loan, (1 Month TSFR +5.00%)(e)		9.32	10/2/2030	4,088,250	4,075,188
Monogram Food Solutions LLC, Initial Term Loan, (1 Month TSFR +4.11%)(e)		8.43	8/28/2028	2,020,247	2,032,874
					11,876,266
Food Service — .7%
Financiere Pax SAS, 2025 Facility Term Loan B-3, (6 Month EURIBOR +4.00%)(e)	EUR	6.04	12/31/2029	1,500,000	1,765,169
Financiere Pax SAS, Term Loan B, (3 Month EURIBOR +4.00%)(e)	EUR	4.00	12/31/2029	500,000	588,974
Golden State Foods LLC, Initial Term Loan, (1 Month TSFR +4.25%)(e)		8.61	12/4/2031	3,630,656	3,657,033
					6,011,176

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Health Care — 5.8%
ADMI Corp., Incremental Term Loan, (1 Month TSFR +3.49%)(e)		7.81	12/23/2027	2,860,065	2,599,084
Bella Holdings Co. LLC, Term Loan, (1 Month TSFR +3.00%)(e)		7.32	5/10/2028	1,872,347	1,878,198
Curium Bidco Sarl, 2025 Additional Term Loan, (1 Month TSFR +3.00%)(e)		7.30	8/7/2031	1,390,000	1,395,212
Curium Bidco Sarl, 2025 Facility Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	3.50	8/7/2031	1,550,000	1,822,793
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)(e)		8.40	10/1/2027	5,528,891	5,450,104
Global Medical Response, Inc., 2024 Extended Term Loan, (3 Month TSFR +4.75%)(e),(f)		8.95	10/2/2028	3,447,832	3,453,452
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)(e)	EUR	5.98	3/3/2028	1,500,000	1,497,466
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +3.75%)(e)		8.07	5/19/2031	3,204,493	3,186,773
LifePoint Health, Inc., Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.82	5/19/2031	2,164,921	2,145,783
Medline Borrower LP, 2030 Refinancing Term Loan, (1 Month TSFR +2.00%)(e)		6.32	10/23/2030	3,176,480	3,179,466
Midwest Physician Administrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.26%)(e)		7.56	3/13/2028	2,044,956	1,924,815
One Call Corp., First Lien Term Loan B, (3 Month TSFR +5.76%)(e)		10.08	4/22/2027	3,498,177	3,436,958
Radiology Partners, Inc., Term Loan B, (3 Month TSFR +4.50%)(e)		8.80	6/30/2032	2,130,000	2,134,217
Resonetics LLC, 2025 Specified Refinancing Term Loan, (1 Month TSFR +2.75%)(e)		7.06	6/18/2031	3,013,481	3,014,521
Sharp Services LLC, Tranche Term Loan D, (3 Month TSFR +3.25%)(e)		7.55	12/29/2028	3,247,956	3,262,166
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month TSFR +4.36%)(e)		8.72	10/2/2028	2,579,004	2,573,098
WCG Intermediate Corp., Term Loan B, (1 Month TSFR +3.00%)(e)		7.32	2/25/2032	3,727,000	3,729,031
					46,683,137
Industrial — 5.1%
Arcline FM Holdings LLC, 2025 New Term Loan, (3 Month TSFR +3.50%)(e)		7.58	6/24/2030	4,515,445	4,550,237
Brown Group Holding LLC, Incremental Facility Term B-2, (1-3 Month TSFR +2.75%)(e)		6.95	7/1/2031	2,495,586	2,498,706
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)(e)		8.85	9/28/2028	2,472,073	2,419,801
CTEC III GmbH, Facility Term Loan B, (3 Month EURIBOR +3.75%)(e)	EUR	5.78	3/16/2029	2,000,000	2,328,101
DXP Enterprises, Inc., 2024 Incremental Term Loan, (1 Month TSFR +3.75%)(e)		8.07	10/7/2030	3,036,329	3,055,791
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, (3 Month TSFR +4.50%)(e)		8.80	2/15/2029	3,261,664	3,276,701
Indicor LLC, Dollar Tranche Term Loan D, (3 Month TSFR +2.75%)(e)		7.05	11/23/2029	2,670,392	2,677,068
Indicor LLC, Euro Tranche Term Loan D, (3 Month EURIBOR +3.50%)(e)	EUR	5.48	11/22/2029	997,494	1,173,170
Optimus Bidco SAS, Term Loan B, (3 Month EURIBOR +5.00%)(e)	EUR	5.00	1/2/2029	2,000,000	2,152,616
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, (1- 3 Month TSFR +3.00%)(e)		7.31	10/29/2027	1,820,850	1,827,678
STS Operating, Inc., First Refinancing Term Loan, (1 Month TSFR +4.10%)(e)		8.42	3/25/2031	3,456,168	3,434,568
Tecta America Corp., Term Loan B, (1 Month TSFR +3.00%)(e)		7.32	2/18/2032	3,430,000	3,445,006
TK Elevator Midco Gmbh, Euro Term Loan B, (6 Month EURIBOR +3.25%)(e)	EUR	5.33	4/30/2030	1,500,000	1,761,983
TRC Cos. LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.32	12/11/2028	3,305,298	3,313,561
Victory Buyer LLC, Initial Term Loan, (1 Month TSFR +3.86%)(e)		8.18	11/20/2028	3,165,492	3,174,071
					41,089,058
Information Technology — 10.9%
AI Silk UK Midco 2 Ltd., Facility Term Loan B, (6 Month EURIBOR +5.00%)(e)	EUR	7.36	3/24/2031	1,500,000	1,748,813
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.85%)(e)		10.17	12/10/2029	2,399,794	2,405,794
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +2.75%)(e)		7.07	2/15/2029	6,309,309	6,312,590
Avalara, Inc., Term Loan, (3 Month TSFR +3.25%)(e)		7.55	3/29/2032	3,162,000	3,184,846
ConnectWise LLC, Initial Term Loan, (3 Month TSFR +3.76%)(e)		8.06	9/29/2028	4,676,519	4,699,083
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month TSFR +2.75%)(e)		7.10	5/1/2031	1,381,092	1,382,825
Cotiviti, Inc., Term Loan, (1 Month TSFR +2.75%)(e)		7.10	3/29/2032	3,000,000	3,000,615
Ellucian Holdings, Inc., Term Loan B-1, (1 Month TSFR +2.75%)(e)		7.07	10/9/2029	3,303,433	3,310,667
EP Purchaser LLC, 2023 Incremental Term Loan, (3 Month TSFR +4.76%)(e)		9.06	11/6/2028	2,597,074	2,560,287

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Information Technology — 10.9% (continued)
EP Purchaser LLC, Closing Date Term Loan, (3 Month TSFR +3.76%)(e)		8.06	11/6/2028	425,039	413,578
Epicor Software Corp., Term Loan F, (1 Month TSFR +2.50%)(e)		6.82	5/30/2031	2,982,487	2,993,493
Finthrive Software Intermediate Holdings, Inc., Tranche Term Loan A, (1 Month TSFR +5.25%)(e)		5.25	12/18/2028	1,472,000	1,471,389
Flash Charm, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)(e)		7.80	3/2/2028	4,936,175	4,596,813
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, (1 Month TSFR +2.50%)(e)		6.82	1/30/2032	1,990,000	1,993,731
Genesys Cloud Services Holdings II LLC, 2025 Euro Term Loan, (3 Month EURIBOR +3.25%)(e)	EUR	5.28	1/30/2032	1,990,000	2,339,777
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)(e)		8.41	11/30/2026	4,224,317	4,004,315
Inmar, Inc., 2025 First Lien Term Loan, (3 Month TSFR +4.50%)(e)		8.80	10/30/2031	2,830,780	2,841,410
Isolved, Inc., Term Loan B-3, (1 Month TSFR +2.75%)(e)		7.07	10/15/2030	2,199,226	2,211,596
Mitchell International, Inc., Initial Term Loan, (1 Month TSFR +3.25%)(e)		7.57	6/17/2031	1,578,977	1,583,738
Oceankey US II Corp., Term Loan, (1 Month TSFR +3.60%)(e)		7.92	12/15/2028	1,982,907	1,991,463
Polaris Newco LLC, First Lien Dollar Term Loan, (3 Month TSFR +4.01%)(e)		8.32	6/5/2028	989,691	944,422
Polaris Newco LLC, First Lien Euro Term Loan, (3 Month EURIBOR +3.75%)(e)	EUR	5.78	6/5/2028	1,858,787	2,047,621
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, (3 Month TSFR +3.25%)(e)		7.55	10/28/2030	2,827,711	2,840,252
Project Alpha Intermediate Holding, Inc., Incremental 2nd Lien Term Loan, (3 Month TSFR +5.00%)(e)		9.30	5/9/2033	1,218,000	1,215,722
Red Planet Borrower LLC, First Lien Initial Term Loan, (1 Month TSFR +3.85%)(e)		8.17	9/29/2028	2,500,013	2,498,463
Red Planet Borrower LLC, Term Loan B, (1 Month TSFR +4.00%)(e)		4.50	8/9/2032	3,750,000	3,708,206
Renaissance Holding Corp., 2024-2 Term Loan, (1 Month TSFR +4.00%)(e)		8.32	4/8/2030	3,418,324	2,956,850
Rithum Holdings, Inc., Term Loan, (1 Month TSFR +4.75%)(e)		9.07	7/2/2031	3,431,618	3,444,486
Starlight Parent LLC, Term Loan, (1 Month TSFR +4.00%)(e)		8.36	4/16/2032	4,180,000	4,131,679
UKG, Inc., Term Loan B, (3 Month TSFR +3.00%)(e)		7.32	2/10/2031	6,173,315	6,177,451
Zelis Payments Buyer, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.25%)(e)		7.57	11/26/2031	3,157,816	3,165,063
					88,177,038
Insurance — 3.9%
Acrisure LLC, 2024 Repricing Term Loan B-6, (1 Month TSFR +3.00%)(e)		7.32	11/6/2030	3,483,249	3,485,983
Acrisure LLC, 2024 Term Loan B-7, (1 Month TSFR +3.25%)(e)		7.57	6/21/2032	3,195,200	3,198,699
Alera Group, Inc., 2025 Term Loan, (1 Month TSFR +3.25%)(e)		7.57	5/28/2032	1,404,000	1,411,378
Alera Group, Inc., Second Lien Term Loan, (1 Month TSFR +5.50%)(e)		9.82	5/31/2033	838,000	870,996
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, (1 Month TSFR +2.50%)(e)		6.82	9/19/2031	2,179,232	2,176,911
Ardonagh Group Finco Pty Ltd., 2025 Facility Term Loan B, (3 Month TSFR +2.75%)(e)		6.95	2/18/2031	2,493,750	2,495,321
Ardonagh Group Finco Pty Ltd., Syndicated Euro Facility Term Loan B, (6 Month EURIBOR +3.63%)(e)	EUR	5.70	2/18/2031	2,000,000	2,356,179
Broadstreet Partners, Inc., 2024 Term Loan B, (1 Month TSFR +2.75%)(e)		7.07	6/16/2031	3,776,991	3,779,465
HIG Finance 2 Ltd., 2024-3 Euro Term Loan, (1 Month EURIBOR +3.50%)(e)	EUR	5.38	2/17/2031	1,000,000	1,178,411
Howden Group Holdings Ltd., 2024-2 Refinancing Term Loan, (1 Month TSFR +3.50%)(e)		7.82	4/18/2030	3,590,097	3,604,403
OneDigital Borrower LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.32	7/2/2031	1,829,201	1,832,274

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Insurance — 3.9% (continued)
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.25%)(e)		9.57	7/2/2032	1,779,000	1,802,349
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (1 Month TSFR +2.50%)(e)		6.82	7/31/2031	3,110,682	3,122,674
					31,315,043
Internet Software & Services — 4.9%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)(e)		7.67	12/6/2027	2,428,123	2,435,335
Buzz Finco LLC, Initial Term Loan, (1 Month TSFR +2.85%)(e)		7.17	1/29/2027	2,972,561	2,970,703
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.36	11/30/2027	3,396,143	3,403,784
CMI Marketing, Inc., Term Loan B, (1 Month TSFR +4.36%)(e)		8.68	3/23/2028	2,222,948	2,202,108
CNT Holdings I Corp., 2025 Replacement Term Loan, (3 Month TSFR +2.25%)(e)		6.56	11/8/2032	2,945,827	2,948,405
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)(e)		9.23	12/12/2029	1,742,346	1,761,677
Eagle Broadband Investments LLC, Initial Term Loan, (3 Month TSFR +3.26%)(e)		7.56	11/12/2027	2,993,472	2,974,150
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)(e)		8.57	5/3/2028	4,676,352	4,351,626
MH Sub I LLC, Second Lien Term Loan, (1 Month TSFR +6.25%)(e)		10.57	2/23/2029	1,811,000	1,577,454
Proofpoint, Inc., 2024 Refinancing Term Loan, (1 Month TSFR +3.00%)(e)		7.32	8/31/2028	5,625,122	5,666,129
Proofpoint, Inc., First Lien Incremental Term Loan B, (1 Month TSFR +3.00%)(e)		3.50	8/31/2028	963,000	970,020
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)(e)		9.07	3/15/2030	4,675,997	4,535,717
The Knot Worldwide, Inc., Amendment No. 5 Term Loan, (1 Month TSFR +3.75%)(e)		8.07	1/31/2028	4,099,697	4,111,647
					39,908,755
Materials — 2.8%
Berling Packaging LLC, Term Loan, (1-3 Month TSFR +3.25%)(e)		7.60	6/9/2031	4,151,689	4,167,569
Charter Next Generation, Inc., 2024 Replacement Term Loan, (1 Month TSFR +2.75%)(e)		7.11	12/2/2030	3,098,329	3,114,905
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term Loan B, (1 Month TSFR +3.25%)(e)		7.57	3/29/2032	1,366,117	1,366,301
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, (1 Month TSFR +3.25%)(e),(g)		7.57	3/29/2032	716	717
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 Month TSFR +3.18%)(e)		7.49	4/13/2029	1,309,770	1,310,065
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, (1 Month TSFR +3.50%)(e)		7.82	8/16/2029	1,910,997	1,923,390
LABL, Inc., Initial Dollar Term Loan, (1 Month TSFR +5.10%)(e)		9.42	10/30/2028	2,219,565	1,766,175
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, (1 Month TSFR +4.00%)(e)		8.32	2/1/2029	3,279,926	3,313,135
ProAmpac PG Borrower LLC, 2024 Term Loan B, (3 Month TSFR +4.00%)(e)		8.32	9/15/2028	3,382,876	3,389,641
SupplyOne, Inc., Term Loan B, (1 Month TSFR +3.50%)(e)		7.82	4/21/2031	1,940,487	1,958,485
					22,310,383
Media — .6%
CSC Holdings LLC, 2019 September Term Loan, (3 Month PRIME +1.50%)(e)		9.00	4/15/2027	1,286,389	1,261,131
Gray Media, Inc., Term Loan F, (1 Month TSFR +5.25%)(e)		9.60	6/4/2029	42,431	42,507
Sinclair Television Group, Inc., Term Loan B-6, (3 Month TSFR +3.56%)(e)		7.87	12/31/2029	2,426,616	2,203,367
The E.W. Scripps Co., New Tranche Term Loan B-2, (1 Month TSFR +5.75%)(e)		10.23	6/30/2028	1,313,408	1,324,907
					4,831,912
Real Estate — 1.8%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)(e)		7.93	6/2/2028	6,705,105	6,699,238
Emeria SASU, Facility Term Loan B, (3 Month EURIBOR +3.50%)(e)	EUR	5.53	3/27/2028	2,000,000	2,054,473

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Real Estate — 1.8% (continued)
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)(e)		7.93	12/8/2025	3,226,182	3,139,704
Hill Top Energy Center LLC, Term Loan B, (3 Month TSFR +3.25%)(e)		7.55	6/28/2032	2,349,000	2,355,366
					14,248,781
Retailing — 3.6%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1-3 Month TSFR +4.00%)(e)		8.31	1/29/2031	3,389,134	3,406,504
Harbor Freight Tools USA Inc, Initial Term Loan, (1 Month TSFR +2.25%)(e)		6.57	6/11/2031	3,729,370	3,690,454
Kodiak BP LLC, Initial Term Loan, (2 Month TSFR +3.75%)(e)		8.04	12/4/2031	2,454,703	2,445,755
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month TSFR +3.50%)(e)		7.93	10/2/2028	1,819,263	1,539,178
LBM Acquisition LLC, Incremental Term Loan B, (1 Month TSFR +3.75%)(e)		8.21	6/6/2031	2,500,000	2,436,600
Peer Holding III BV, Term Loan B-5, (3 Month TSFR +2.50%)(e)		6.80	7/1/2031	2,985,000	2,994,701
PetSmart LLC, Term Loan B, (3 Month TSFR +4.00%)(e)		8.36	8/18/2032	1,548,000	1,535,183
Restoration Hardware, Inc., Initial Term Loan, (1 Month TSFR +2.61%)(e)		6.93	10/20/2028	3,599,345	3,466,619
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)(e)		10.05	9/10/2029	2,594,592	2,385,948
The Boots Group Bidco Ltd., Closing Date Euro Term Loan, (3 Month EURIBOR +3.50%)(e)	EUR	3.50	7/28/2032	2,000,000	2,355,570
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%)(e)		7.57	10/29/2029	2,574,545	2,578,948
					28,835,460
Semiconductors & Semiconductor Equipment — .7%
Altar Bidco, Inc., Initial Term Loan, (3 Month TSFR +3.10%)(e)		7.25	2/1/2029	2,380,405	2,380,406
Icon Parent, Inc., 2025 Term Loan, (1 Month TSFR +2.75%)(e)		7.09	11/13/2031	1,855,350	1,858,541
Icon Parent, Inc., Initial Term Loan, (6 Month TSFR +5.00%)(e)		9.21	11/15/2032	1,218,500	1,237,350
					5,476,297
Technology Hardware & Equipment — 3.1%
Clover Holdings 2 LLC, Initial Floating Rate Term Loan, (3 Month TSFR +3.75%)(e)		8.06	12/9/2031	3,456,494	3,470,907
Indy US BidCo LLC, 2025 Term Loan, (1 Month TSFR +2.50%)(e)		6.82	10/31/2030	4,550,994	4,535,817
Kaseya, Inc., Term Loan, (1 Month TSFR +3.25%)(e)		7.57	3/22/2032	3,638,290	3,650,169
Peraton Corp., First Lien Term Loan B, (1 Month TSFR +3.85%)(e)		8.17	2/1/2028	6,120,629	5,290,519
Peraton Corp., Second Lien Term Loan B-1 , (3 Month TSFR +7.85%)(e)		12.05	2/1/2029	1,000,000	616,000
Sandisk Corp., Term Loan B, (1 Month TSFR +3.00%)(e)		7.34	2/23/2032	4,844,700	4,841,672
Vericast Corp., 2024 Extended Term Loan, (3 Month TSFR +7.75%)(e)		12.05	6/17/2030	2,549,248	2,513,405
					24,918,489
Telecommunication Services — 3.3%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)(e)		9.82	8/31/2028	5,647,619	5,197,221
CommScope LLC, Initial Term Loan, (1 Month TSFR +4.75%)(e)		9.07	12/17/2029	1,673,050	1,705,725
Level 3 Financing, Inc., Term Loan B-3, (1 Month TSFR +4.25%)(e)		8.57	3/29/2032	3,647,000	3,672,839
Lumen Technologies, Inc., Term Loan B-1, (1 Month TSFR +2.46%)(e)		6.78	4/16/2029	2,492,972	2,482,252
Lumen Technologies, Inc., Term Loan B-2, (1 Month TSFR +2.46%)(e)		6.78	4/15/2030	3,149,517	3,134,431
Odido Holding BV, Facility Term Loan B-2, (3 Month EURIBOR +3.15%)(e)	EUR	5.13	3/29/2029	2,000,000	2,349,101
Windstream Services LLC, 2024 Term Loan, (1 Month TSFR +4.85%)(e)		9.17	10/6/2031	3,237,000	3,249,139
Zayo Group Holdings, Inc., 2022 Incremental Term Loan, (1 Month TSFR +4.18%)(e)		8.49	3/9/2027	1,917,577	1,887,481
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)(e)		7.43	3/9/2027	3,138,660	3,045,551
					26,723,740
Transportation — 1.2%
Beacon Mobility Corp., Delayed Draw Term Loan, (1 Month TSFR +3.25%)(e),(g)		7.48	6/17/2030	222,606	223,858
Beacon Mobility Corp., Term Loan, (1 Month TSFR +3.25%)(e)		7.50	6/17/2030	2,662,072	2,677,046

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Floating Rate Loan Interests — 84.6% (continued)
Transportation — 1.2% (continued)
PODS LLC, Term Loan, (1 Month TSFR +3.11%)(e)	7.43	3/31/2028	3,380,629	3,274,630
Stonepeak Nile Parent LLC, Term Loan B, (3 Month TSFR +2.75%)(e)	7.08	4/12/2032	3,217,667	3,230,409
				9,405,943
Utilities — 3.9%
Astoria Energy LLC, Term Loan B, (1 Month TSFR +2.75%)(e)	7.07	6/23/2032	1,406,500	1,413,160
Cogentrix Finance Holdco I LLC, Repricing Term Loan, (1 Month TSFR +2.25%)(e)	6.57	2/26/2032	4,133,925	4,149,427
Compass Power Generation LLC, Tranche Term Loan B-4, (1 Month TSFR +3.25%)(e)	7.57	4/16/2029	2,690,788	2,714,763
CPV Shore Holdings LLC, Term Advance B, (3 Month TSFR +3.75%)(e)	8.05	2/4/2032	2,601,669	2,601,669
Eastern Power LLC, Term Loan B, (1 Month TSFR +5.25%)(e)	9.57	4/3/2028	2,429,208	2,445,399
EFS Cogen Holdings I LLC, Term Loan B, (1 Month TSFR +3.00%)(e)	7.31	8/5/2032	3,367,545	3,389,434
Hamilton Projects Acquiror LLC, Term Loan, (1 Month TSFR +2.50%)(e)	6.82	5/30/2031	2,651,080	2,664,958
Invenergy Thermal Operating I LLC, Term Loan B, (3 Month TSFR +3.61%)(e)	7.97	5/6/2032	3,750,750	3,795,290
Invenergy Thermal Operating I LLC, Term Loan C, (3 Month TSFR +3.61%)(e)	8.01	5/6/2032	251,250	254,234
Potomac Energy Center LLC, Term Loan, (3 Month TSFR +3.00%)(e)	7.32	8/5/2032	2,405,000	2,405,758
South Field Energy LLC, Term Loan B, (3 Month TSFR +3.25%)(e)	7.55	8/29/2031	1,797,290	1,805,530
South Field Energy LLC, Term Loan C, (3 Month TSFR +3.25%)(e)	7.55	8/29/2031	115,578	116,108
Vistra Zero Operating Co. LLC, Initial Term Loan, (1 Month TSFR +2.00%)(e)	6.32	4/30/2031	3,500,000	3,486,332
				31,242,062
Total Floating Rate Loan Interests (cost $676,564,474)				681,958,808

	Shares
Exchange-Traded Funds — 2.4%
Registered Investment Companies — 2.4%
Invesco Senior Loan ETF(d)	242,419	5,071,405
iShares iBoxx $ High Yield Corporate Bond ETF	32,922	2,662,073
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,282	1,348,564
Janus Henderson B-BBB ETF CLO	47,350	2,294,581
SPDR Blackstone Senior Loan ETF(d)	123,036	5,118,298
SPDR Bloomberg High Yield Bond ETF	27,252	2,657,342
Total Exchange-Traded Funds (cost $18,719,549)		19,152,263

1-Day Yield (%)
Investment Companies — 6.9%
Registered Investment Companies — 6.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $55,624,054)	4.41	55,624,054	55,624,054

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $6,340,341)	4.41	6,340,341	6,340,341
Total Investments (cost $824,173,239)		103.1%	830,593,532
Liabilities, Less Cash and Receivables(i)		(3.1%)	(24,890,360)
Net Assets		100.0%	805,703,172

ETF—Exchange-Traded Fund
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
PIK—Payment In Kind
PRIME—Prime Lending Rate
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $51,093,249 or 6.3% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $10,943,520 and the value of the collateral was
$11,253,727, consisting of cash collateral of $6,340,341 and U.S. Government & Agency securities valued at $4,913,386.  In addition, the value of collateral may include pending sales that are also on loan.

(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Payment-in-kind security and interest may be paid in additional par.
(g)	Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(i)	Includes net unrealized appreciation/(depreciation) and/or market value of the unfunded floating rate loan interests which are excluded from the Schedule of Investments as shown in the table below:

Unfunded Loan Commitments
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0%
Aerospace & Defense — .0%
Kaman Corp., Delayed Draw Term Loan, (3 Month TSFR +2.75%)(a)	7.08	2/26/2032	350,690	351,787	1,791
Banks — .0%
Chrysaor BidCo Sarl, USD Delayed Draw Term Loan, (1 Month TSFR +3.50%)(a)	4.00	10/30/2031	168,713	169,767	449
Chemicals — .0%
USALCO LLC, 2025 Delayed Draw Term Loan, (3 Month TSFR +3.50%)(a)	4.00	9/30/2031	287,408	287,543	(747)

SCHEDULE OF INVESTMENTS (continued)
Unfunded Loan Commitments (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Market Value ($)	Unrealized Appreciation (Depreciation)($)
Floating Rate Loan Interests — .0% (continued)
Commercial & Professional Services — .0%
Jupiter Buyer, Inc., Delayed Draw Term Loan, (1 Month TSFR +4.25%)(a)	4.25	11/3/2031	266,398	269,661	4,252
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Commitment Loan, (3 Month TSFR +3.25%)(a)	3.25	11/20/2031	364,333	365,700	2,561
				635,361	6,813
Materials — .0%
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a)	7.57	3/29/2032	23,167	23,170	3
Transportation — .0%
Beacon Mobility Corp., Delayed Draw Term Loan, (1 Month TSFR +3.25%)(a)	7.48	6/17/2030	142,322	143,122	1,860
Total Floating Rate Loan Interests (cost $1,600,581)				1,610,750	10,169
Gross Unrealized Appreciation					10,916
Gross Unrealized Depreciation					(747)

TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 6.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 6.9%	39,657,162	600,782,881	(584,815,989)	55,624,054	3,044,741
Investment of Cash Collateral for Securities Loaned - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	10,009,867	162,623,834	(166,293,360)	6,340,341	100,374††
Total - 7.7%	49,667,029	763,406,715	(751,109,349)	61,964,395	3,145,115

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	583,683	Euro	500,000	9/19/2025	(2,038)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	57,055,654	Euro	48,780,000	9/19/2025	(87,270)
United States Dollar	2,068,459	British Pound	1,530,000	9/19/2025	93
Gross Unrealized Appreciation					93
Gross Unrealized Depreciation					(89,308)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $10,943,520)—Note 1(c):
Unaffiliated issuers	762,208,844	768,629,137
Affiliated issuers	61,964,395	61,964,395
Cash		1,868,548
Cash denominated in foreign currency	458,166	459,918
Receivable for investment securities sold		19,638,022
Dividends, interest and securities lending income receivable		5,684,788
Receivable for shares of Common Stock subscribed		2,255,839
Unrealized appreciation on unfunded loan commitments—Note 4		10,916
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		93
Prepaid expenses		72,152
		860,583,808
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		451,886
Payable for investment securities purchased		46,238,720
Liability for securities on loan—Note 1(c)		6,340,341
Payable for shares of Common Stock redeemed		1,597,212
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		89,308
Directors’ fees and expenses payable		19,201
Unrealized depreciation on unfunded loan commitments—Note 4		747
Other accrued expenses		143,221
		54,880,636
Net Assets ($)		805,703,172
Composition of Net Assets ($):
Paid-in capital		932,874,450
Total distributable earnings (loss)		(127,171,278)
Net Assets ($)		805,703,172

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	33,517,346	2,136,637	424,012,659	346,036,530
Shares Outstanding	2,998,004	191,383	38,074,669	31,099,944
Net Asset Value Per Share ($)	11.18	11.16	11.14	11.13
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2025

Investment Income ($):
Income:
Interest	69,727,791
Dividends:
Unaffiliated issuers	1,391,237
Affiliated issuers	3,044,741
Affiliated income net of rebates from securities lending—Note 1(c)	100,374
Total Income	74,264,143
Expenses:
Management fee—Note 3(a)	5,556,327
Shareholder servicing costs—Note 3(c)	270,824
Loan commitment fees—Note 2	165,797
Professional fees	144,103
Registration fees	141,276
Directors’ fees and expenses—Note 3(d)	101,437
Prospectus and shareholders’ reports	27,993
Chief Compliance Officer fees—Note 3(c)	24,051
Interest expense—Note 2	12,548
Distribution Plan fees—Note 3(b)	11,346
Shareholder and regulatory reports service fees—Note 3(c)	8,583
Custodian fees—Note 3(c)	4,140
Miscellaneous	88,146
Total Expenses	6,556,571
Less—reduction in expenses due to undertaking—Note 3(a)	(62,387)
Less—reduction in fees due to earnings credits—Note 3(c)	(391)
Net Expenses	6,493,793
Net Investment Income	67,770,350
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,929,919)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,836,631)
Net Realized Gain (Loss)	(3,766,550)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,789,852)
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	8,835
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	26,427
Net Change in Unrealized Appreciation (Depreciation)	(2,754,590)
Net Realized and Unrealized Gain (Loss) on Investments	(6,521,140)
Net Increase in Net Assets Resulting from Operations	61,249,210
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2025	2024
Operations ($):
Net investment income	67,770,350	76,272,000
Net realized gain (loss) on investments	(3,766,550)	(94,917)
Net change in unrealized appreciation (depreciation) on investments	(2,754,590)	7,668,784
Net Increase (Decrease) in Net Assets Resulting from Operations	61,249,210	83,845,867
Distributions ($):
Distributions to shareholders:
Class A	(2,802,978)	(1,368,104)
Class C	(95,256)	(76,980)
Class I	(25,113,120)	(19,112,275)
Class Y	(38,340,792)	(54,447,586)
Total Distributions	(66,352,146)	(75,004,945)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	62,677,424	31,884,984
Class C	1,593,351	408,675
Class I	496,136,747	238,511,033
Class Y	106,502,633	175,847,462
Distributions reinvested:
Class A	2,673,341	1,330,702
Class C	89,272	69,596
Class I	24,903,349	19,024,070
Class Y	10,354,240	15,540,892
Cost of shares redeemed:
Class A	(67,270,400)	(10,935,736)
Class C	(532,737)	(220,671)
Class I	(301,569,841)	(191,232,952)
Class Y	(340,080,963)	(235,543,405)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,523,584)	44,684,650
Total Increase (Decrease) in Net Assets	(9,626,520)	53,525,572
Net Assets ($):
Beginning of Period	815,329,692	761,804,120
End of Period	805,703,172	815,329,692

	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	5,635,064	2,864,351
Shares issued for distributions reinvested	240,809	120,292
Shares redeemed	(6,055,873)	(986,083)
Net Increase (Decrease) in Shares Outstanding	(180,000)	1,998,560
Class C(a)
Shares sold	143,327	36,893
Shares issued for distributions reinvested	8,055	6,298
Shares redeemed	(47,774)	(19,813)
Net Increase (Decrease) in Shares Outstanding	103,608	23,378
Class I(b)
Shares sold	44,726,088	21,611,481
Shares issued for distributions reinvested	2,252,146	1,725,298
Shares redeemed	(27,336,913)	(17,285,274)
Net Increase (Decrease) in Shares Outstanding	19,641,321	6,051,505
Class Y(b)
Shares sold	9,637,873	15,906,115
Shares issued for distributions reinvested	936,716	1,412,390
Shares redeemed	(30,863,284)	(21,318,736)
Net Increase (Decrease) in Shares Outstanding	(20,288,695)	(4,000,231)

(a)
During the period ended August 31, 2025, 18 Class C shares representing $198 were automatically converted to 18 Class A shares and during the period ended
August 31, 2024, 83 Class C shares representing $919 were automatically converted to 83 Class A shares.

(b)
During the period ended August 31, 2025, 4,764 Class I shares representing $52,834 were exchanged for 4,747 Class A shares, 54,297 Class Y shares representing
$601,909 were exchanged for 54,054 Class A shares, 1,207,356 Class Y shares representing $13,355,945 were exchanged for 1,206,158 Class I shares and
135 Class I shares representing $1,498 were exchanged for 136 Class Y shares. During the period ended August 31, 2024, 58,465 Class I shares representing
$650,421 were exchanged for 58,297 Class A shares, 19,831 Class Y shares representing $218,533 were exchanged for 19,741 Class A shares and 1,418,904 Class Y shares representing $15,689,035 were exchanged for 1,416,981 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.20	11.08	10.97	11.50	11.16
Investment Operations:
Net investment income(a)	.85	.99	.83	.45	.46
Net realized and unrealized gain (loss) on investments	(.04 )	.14	.10	(.54 )	.33
Total from Investment Operations	.81	1.13	.93	(.09 )	.79
Distributions:
Dividends from net investment income	(.83 )	(1.01)	(.82 )	(.44 )	(.45 )
Net asset value, end of period	11.18	11.20	11.08	10.97	11.50
Total Return (%)(b)	7.53	10.69	8.97	(.83 )	7.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.02	1.03	1.04	1.06	1.10
Ratio of net expenses to average net assets(c)	1.02 (d),(e)	1.03 (e)	1.02 (d),(e)	1.03 (d)	1.04 (d)
Ratio of net investment income to average net assets(c)	7.67 (d),(e)	9.17 (e)	7.77 (d),(e)	4.05 (d)	4.01 (d)
Portfolio Turnover Rate	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	33,517	35,588	13,068	20,367	17,093

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended August 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.19	11.07	10.96	11.49	11.15
Investment Operations:
Net investment income(a)	.77	.94	.79	.36	.36
Net realized and unrealized gain (loss) on investments	(.05 )	.10	.06	(.53 )	.34
Total from Investment Operations	.72	1.04	.85	(.17 )	.70
Distributions:
Dividends from net investment income	(.75 )	(.92 )	(.74 )	(.36 )	(.36 )
Net asset value, end of period	11.16	11.19	11.07	10.96	11.49
Total Return (%)(b)	6.67	9.86	8.15	(1.54)	6.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	1.83	1.85	1.88	1.89	1.94
Ratio of net expenses to average net assets(c),(d)	1.77 (e)	1.78 (e)	1.77 (e)	1.78	1.79
Ratio of net investment income to average net assets(c),(d)	6.93 (e)	8.41 (e)	7.20 (e)	3.30	3.26
Portfolio Turnover Rate	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	2,137	982	713	765	451

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.16	11.05	10.94	11.47	11.14
Investment Operations:
Net investment income(a)	.88	1.08	.87	.48	.48
Net realized and unrealized gain (loss) on investments	(.04 )	.07	.09	(.54 )	.33
Total from Investment Operations	.84	1.15	.96	(.06 )	.81
Distributions:
Dividends from net investment income	(.86 )	(1.04)	(.85 )	(.47 )	(.48 )
Net asset value, end of period	11.14	11.16	11.05	10.94	11.47
Total Return (%)	7.87	10.92	9.25	(.56 )	7.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.79	.76	.77	.82	.86
Ratio of net expenses to average net assets(b)	.77 (c),(d)	.76 (d)	.77 (d)	.78 (c)	.79 (c)
Ratio of net investment income to average net assets(b)	7.92 (c),(d)	9.44 (d)	8.11 (d)	4.30 (c)	4.26 (c)
Portfolio Turnover Rate	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	424,013	205,785	136,816	144,274	105,019

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended August 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.15	11.03	10.93	11.45	11.12
Investment Operations:
Net investment income(a)	.88	1.05	.89	.49	.49
Net realized and unrealized gain (loss) on investments	(.04 )	.11	.06	(.54 )	.32
Total from Investment Operations	.84	1.16	.95	(.05 )	.81
Distributions:
Dividends from net investment income	(.86 )	(1.04)	(.85 )	(.47 )	(.48 )
Net asset value, end of period	11.13	11.15	11.03	10.93	11.45
Total Return (%)	7.88	10.94	9.31	(.45 )	7.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.73	.74	.73	.73	.75
Ratio of net expenses to average net assets(b)	.73 (c)	.74 (c)	.73 (c)	.73	.75
Ratio of net investment income to average net assets(b)	7.95 (c)	9.45 (c)	8.19 (c)	4.35	4.30
Portfolio Turnover Rate	133.40	94.55	91.95	59.58	81.57
Net Assets, end of period ($ x 1,000)	346,037	572,975	611,207	685,544	629,495

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Floating Rate Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. The Adviser has engaged Alcentra NY, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the fund, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As sub-adviser to the fund, the Sub-Adviser, subject to the Adviser’s supervision, provides day-to-day management of the fund’s investments. The Sub-Adviser, located at One Madison Avenue, Suite 1600, New York, NY 10010, is a registered investment adviser specializing in sub-investment grade corporate credit investment strategies. The Sub-Adviser is a subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton (“Franklin Templeton”). Franklin Templeton, through its specialist investment managers, offers boutique specialization on a global scale, bringing extensive capabilities in fixed income, equity, alternatives, and multi-asset solutions.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, floating rate loan interests, fixed rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	—	13,223,207	—	13,223,207
Convertible Corporate Bonds and Notes	—	602,000	—	602,000
Corporate Bonds and Notes	—	41,355,402	—	41,355,402
Exchange-Traded Funds	19,152,263	—	—	19,152,263
Fixed Rate Loan Interests	—	12,337,457	—	12,337,457
Floating Rate Loan Interests	—	681,958,808	—	681,958,808
Investment Companies	61,964,395	—	—	61,964,395
	81,116,658	749,476,874	—	830,593,532
Other Financial Instruments:
Unfunded Floating Rate Loan Interests Commitments††	—	10,916	—	10,916
Forward Foreign Currency Exchange Contracts††	—	93	—	93
	—	11,009	—	11,009
Liabilities ($)
Other Financial Instruments:
Unfunded Floating Rate Loan Interests Commitments††	—	(747)	—	(747)
Forward Foreign Currency Exchange Contracts††	—	(89,308)	—	(89,308)
	—	(90,055)	—	(90,055)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s

NOTES TO FINANCIAL STATEMENTS (continued)
Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2025, BNY earned $13,685  from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	10,943,520
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(10,943,520)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

NOTES TO FINANCIAL STATEMENTS (continued)
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
Floating Rate Loan Risk: Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads.  The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.
Subordinated Securities Risk: Holders of securities that are subordinated or “junior” to more senior securities of an issuer are entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on the market value of these securities. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.
Loan Valuation Risk: Because there may be a lack of centralized information and trading for certain loans in which the fund may invest, reliable market value quotations may not be readily available for such loans and their valuation may require more research than for securities with a more developed secondary market.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On August 29, 2025, the Board declared a cash dividend of $.070, $.064, $.073 and $.073 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on September 2, 2025 to shareholders of record as of the close of business on August 29, 2025, with an ex-dividend date of September 2, 2025.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)
At August 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $8,433,176, accumulated capital losses $141,365,514 and unrealized appreciation $5,761,060.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025. The fund has $29,373,064 of short-term capital losses and $111,992,450 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows: ordinary income $66,352,146 and $75,004,945, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended August 31, 2025, the fund was charged $12,548 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2025 was approximately $238,082 with a related weighted average annualized interest rate of 5.27%. As of August 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $62,387 during the period ended August 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),

NOTES TO FINANCIAL STATEMENTS (continued)
upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended August 31, 2025, the Distributor retained $1,084 from commissions earned on sales of the fund’s Class A shares and $109 and $1,009 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2025, Class C shares were charged $11,346 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2025, Class A and Class C shares were charged $93,567 and $3,782, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2025, the fund was charged $6,217 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $391.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2025, the fund was charged $4,140 pursuant to the custody agreement.
During the period ended August 31, 2025, the fund was charged $24,051 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2025, the Custodian was compensated $8,583 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $451,000, Distribution Plan fees of $1,386, Shareholder Services Plan fees of $7,490, Custodian fees of $1,200,

NOTES TO FINANCIAL STATEMENTS (continued)
Chief Compliance Officer fees of $2,993, Transfer Agent fees of $1,130 and Shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $19,980.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended August 31, 2025, amounted to $1,095,438,941 and $1,106,566,213, respectively.
Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At August 31, 2025, the fund had unfunded commitments of $1,610,750 and had sufficient cash and/or securities to cover these commitments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements.
Each type of derivative instrument that was held by the fund during the period ended August 31, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at August 31, 2025 are set forth in the Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of August 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	93 (1)	Foreign Exchange Risk	(89,308)(1)
Gross fair value of derivative contracts	93		(89,308)

Statement of Assets and Liabilities location:
(1)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(1,836,631)	(1,836,631)
Total	(1,836,631)	(1,836,631)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(2)	Total
Foreign Exchange	26,427	26,427
Total	26,427	26,427
Statement of Operations location:
Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At August 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	93	(89,308)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	93	(89,308)
Derivatives not subject to Master Agreements	-	-
Total gross amount of assets and liabilities subject to Master Agreements	93	(89,308)

NOTES TO FINANCIAL STATEMENTS (continued)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of August 31, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Citigroup Global Markets, Inc.	93	(93)	-	-

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Citigroup Global Markets, Inc.	(89,308)	93	-	(89,215)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	850,214
Forward Contracts Sold in USD	70,655,437
At August 31, 2025, the cost of investments for federal income tax purposes was $824,923,356; accordingly, accumulated net unrealized appreciation on investments was $5,680,345, consisting of $12,178,132 gross unrealized appreciation and $6,497,787 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Floating Rate Income Fund and Board of Directors of BNY Mellon Investment Funds IV, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Floating Rate Income Fund (the Fund), a series of BNY Mellon Investment Funds IV, Inc., including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
October 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 97.29% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $125,488.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6240NCSRAR0825

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 22, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)